Goodwill and Intangible Assets - Schedule of finite lived Intangible Assets (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 76,680	$ 76,680	$ 62,545
Accumulated Amortization	(18,962)	(13,145)	(7,153)
Carrying Value	57,718	63,535	55,392
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	38,782	38,782	24,947
Accumulated Amortization	(10,390)	(7,416)	(5,177)
Carrying Value	$ 28,392	$ 31,366	$ 19,770
Weighted Average Remaining Life	7 years 3 months 18 days	8 years	9 years 10 months 24 days
Contractor relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 535	$ 535	$ 535
Accumulated Amortization	(195)	(165)	(123)
Carrying Value	$ 340	$ 370	$ 412
Weighted Average Remaining Life	8 years 3 months 18 days	9 years	10 years
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 300	$ 300	$ 0
Accumulated Amortization	(38)	(4)	0
Carrying Value	$ 262	$ 296	$ 0
Weighted Average Remaining Life	6 years 1 month 6 days	6 years 10 months 24 days	0 years
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 37,063	$ 37,063	$ 37,063
Accumulated Amortization	(8,339)	(5,560)	(1,853)
Carrying Value	$ 28,724	$ 31,503	$ 35,210
Weighted Average Remaining Life	7 years 9 months 18 days	8 years 6 months	9 years 6 months